AETNA GENERATION PORTFOLIOS, INC.

                                 Aetna Ascent VP

                               Aetna Crossroads VP

                                 Aetna Legacy VP


                         AETNA VARIABLE PORTFOLIOS, INC.

                                 Aetna Growth VP

                          Aetna Index Plus Large Cap VP

                           Aetna Index Plus Mid Cap VP

                          Aetna Index Plus Small Cap VP

                             Aetna International VP

                             Aetna Small Company VP

                               Aetna Technology VP

                           Aetna Value Opportunity VP

                        (collectively, the "Aetna Funds")



                        Supplement dated January 2, 2002

THE INFORMATION BELOW SUPPLEMENTS THE INFORMATION CONTAINED IN THE AETNA GENERATION PORTFOLIOS, INC. CLASS R AND CLASS S PROSPECTUSES DATED MAY 1, 2001 AND NOVEMBER 15, 2001, RESPECTIVELY, AND THE AETNA VARIABLE PORTFOLIOS, INC. CLASS R AND CLASS S PROSPECTUSES DATED MAY 1, 2001 AND JULY 16, 2001, RESPECTIVELY.

In December, 2000, ING Groep N.V. ("ING") acquired Aeltus Investment Management, Inc. ("Aeltus"), the investment adviser to the Aetna Funds (the series of each of which are referred to herein as the "Funds"). ING has embarked upon a plan to integrate the operations of various mutual fund groups managed by its subsidiaries. In this regard, on December 12, 2001, the Boards of Directors of the Aetna Funds (the "Boards") approved several measures proposed by ING to integrate the Aetna Funds with a group of mutual funds currently called the Pilgrim Funds, which are advised by ING Pilgrim Investments, LLC ("ING Investments"), another subsidiary of ING. Effective March 1, 2002, the name of ING Pilgrim Investments, LLC will change to ING Investments, LLC.

As part of this integration, the Boards have called a meeting of shareholders of the Funds to be held on February 20, 2002. At this meeting, shareholders of the Funds will be asked to approve certain proposals in connection with the integration, as described below. Shareholders who owned shares of any of the Funds as of the close of business on December 12, 2001 are eligible to vote on these proposals, and will receive a proxy statement discussing the proposals in detail. If the proposals are approved by shareholders, each proposal will be implemented on the date set forth below.




Proposal                                 Affected Funds                         Effective Date If Approved
--------                                 --------------                         --------------------------

Approval of a new Investment             All Funds                              March 1, 2002
Management Agreement between each Fund
and ING Investments

Approval of new Sub-advisory             All Funds except Aetna Technology VP   March 1, 2002
Agreements between ING Investments and
Aeltus

Approval of a new Sub-advisory           Aetna Technology VP                    March 1, 2002
Agreement between ING Investments and
Elijah Asset Management, LLC ("Elijah")



If the proposals set forth above are approved by shareholders, effective March 1, 2002 ING Investments will become the investment advisor to the Funds, and Aeltus will become the investment sub-advisor to the Funds, except for Aetna Technology VP, for which Elijah will remain the sub-advisor. These changes will generally not result in a change in the actual portfolio management personnel who manage your Fund. While Aeltus would become the sub-advisor rather than the advisor to the Funds (except Aetna Technology VP), Aeltus will continue to have responsibility for day-to-day portfolio management of the Funds (except Aetna Technology VP) and Elijah will continue to have responsibility for the day-to-day management of Aetna Technology VP.

The advisory fees paid by your Fund will not change. The annual advisory fees paid by each Fund will be the same as under the current investment advisory agreements. Subject to the approval by shareholders of the proposals described above, effective March 1, 2002, each Fund would pay the advisory fee to ING Investments, rather than to Aeltus. ING Investments would pay Aeltus or Elijah, as applicable, a sub-advisory fee as set forth in the proxy statement and in the statement of additional information. The sub-advisory fee paid to Elijah will not change.

ING Investments would enter into expense limitation agreements that would limit the expenses of each of the Funds that are currently subject to expense limitation arrangements ("Subsidized Funds"). The expense limits under the new agreements would be at the same level as is now in effect.

The new expense limitation agreements would become effective on March 1, 2002, subject to shareholder approval of the proposals set forth above. ING Investments would be responsible for the cost of the ordinary expenses of the Subsidized Funds that exceed the expense limits, and would be entitled to receive any potential recoupment, as described below. ING Investments would waive its fees or assume other expenses so that the total annual ordinary operating expenses of the Subsidized Funds currently subject to expense limitation agreements do not exceed the present expense limitations, excluding interest, taxes, brokerage commissions and other investment-related costs, extraordinary expenses such as litigation, other expenses not incurred in the ordinary course of the Fund's business, and expenses of any counsel or other persons or services retained by the members of the Boards who are not "interested persons" of ING Investments or its affiliates, as defined in the Investment Company Act of 1940, as amended ("Independent Directors").

Under the proposed new expense limitation agreements, unlike those currently in place, extraordinary expenses and the expenses of counsel to the Independent Directors are not covered in the expenses that the advisor would bear if expenses exceed the prescribed limits. In addition, under the new expense limitation agreements, unlike those currently in place, each Fund will, within three years of any waiver or expense assumption by ING Investments, reimburse ING Investments for management fees waived and other expenses assumed, but only if, after such reimbursement, the Fund's expense ratio does not exceed the prescribed percentage limitation.

If any measure is not approved by shareholders, Aeltus may continue to serve as the investment advisor, or alternatively, ING Investments may nonetheless serve as investment advisor to that Fund at the lesser of the fees that would be paid under the proposed management agreement or ING Investment's cost to render services to the Fund, until such time as the Boards determine an appropriate course of action.


ADDITIONAL PROPOSALS

At the meeting, shareholders of the Aetna Funds will also be asked to approve revisions to the Funds' Articles of Incorporation to add flexibility, clarify existing provisions, and to promote consistency among the charters for the various registered investment companies currently advised by Aeltus. If the proposal is approved by shareholders, the proposal will be implemented on May 1, 2002.

ADDITIONAL INTEGRATION RELATED MEASURES

The Boards have also approved the following measures related to the integration efforts that do not require shareholder approval. These measures will be implemented on the dates set forth below.


Measures Approved by the Boards          Affected Funds    Effective Date
-------------------------------          --------------    --------------

Appointing ING Pilgrim Securities,       All Funds         January 2, 2002
Inc. as the distributor of the Funds
(effective March 1, 2002, the name of
ING Pilgrim Securities, Inc. will
change to ING Funds Distributor, Inc.)

Appointing ING Pilgrim Group, LLC as     All Funds         April 1, 2002
the administrator to the Funds

Changing the custody and fund            All Funds         April 1, 2002
accounting arrangements to integrate
the "back office" or operational
aspects of the Aetna Funds and the
Pilgrim Funds.


As of March 1, 2002, the Aetna Funds and the Pilgrim Funds will be called "ING Funds." The following chart describes how the name of each of the Funds will change effective March 1, 2002:

Current Fund Name              New Fund Name
-----------------              -------------

Aetna Ascent VP                ING VP Ascent Portfolio

Aetna Crossroads VP            ING VP Crossroads Portfolio

Aetna Growth VP                ING VP Growth Portfolio

Aetna Index Plus Large Cap VP  ING VP Index Plus LargeCap Portfolio

Aetna Index Plus MidCap VP     ING VP Index Plus MidCap Portfolio

Aetna Index Plus SmallCap VP   ING VP Index Plus SmallCap Portfolio

Aetna International VP         ING VP International Equity Portfolio

Aetna Legacy VP                ING VP Legacy Portfolio

Aetna Small Company VP         ING VP Small Company Portfolio

Aetna Technology VP            ING VP Technology Portfolio

Aetna Value Opportunity VP     ING VP Value Opportunity Portfolio


THE BOARDS OF THE AETNA FUNDS ARE SENDING THE PROXY STATEMENT TO ALL THOSE WHO WERE SHAREHOLDERS AS OF DECEMBER 12, 2001. PLEASE READ THE PROXY STATEMENT WHEN YOU RECEIVE IT. IT CONTAINS IMPORTANT INFORMATION CONCERNING THE AETNA FUNDS. YOU MAY ALSO OBTAIN THE PROXY STATEMENT FOR FREE FROM THE SECURITIES AND EXCHANGE COMMISSION'S INTERNET WEBSITE (WWW.SEC.GOV). COPIES OF THE FUNDS' ANNUAL REPORT FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000 AND SEMI-ANNUAL REPORT FOR THE PERIOD ENDED JUNE 30, 2001 HAVE PREVIOUSLY BEEN MAILED TO SHAREHOLDERS AND ARE AVAILABLE FREE OF CHARGE BY WRITING TO ING AETNA FINANCIAL SERVICES, 151 FARMINGTON AVENUE, HARTFORD, CONNECTICUT, 06156, ATTN: SHARON MCGARRY, TS41, OR BY CALLING 1-866-515-0313.